PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Funded Status of Pension and Postretirement Benefit Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amounts recognized on the Consolidated Balance Sheets:
Noncurrent liabilities	$ (1,185)	$ (1,226)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status at end of year	(1,085)	(1,129)
Amounts recognized on the Consolidated Balance Sheets:
Noncurrent assets	6	1
Current liabilities	(75)	(73)
Noncurrent liabilities	(1,016)	(1,057)
Net amounts recognized	(1,085)	(1,129)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status at end of year	(156)	(165)
Amounts recognized on the Consolidated Balance Sheets:
Noncurrent assets	0	0
Current liabilities	(25)	(27)
Noncurrent liabilities	(131)	(138)
Net amounts recognized	$ (156)	$ (165)